Short-Term Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Short-Term Investments
4.
SHORT-TERM INVESTMENTS

As of December 31, 2023 and 2024, short-term investments included time deposits, and wealth management products in commercial banks of RMB1,023 and RMB335 (US$46), respectively.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized interest income from its short-term investments of RMB23,088, RMB6,668 and RMB4,462 (US$611), respectively.

For the years ended December 31, 2022, 2023 and 2024 the Group recognized a credit loss on short-term investments of RMB714, reversed RMB548 and RMB5 (US$1) in “other expense” in the consolidated comprehensive loss, respectively.